MORTGAGE PAYABLE (Details Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Feb. 26, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Mortgage payable		$ 0	$ 906,344
Oregon Mortgage [Member]
Statement [Line Items]
Interest expense related to mortgage		$ 7,500
Mortgage financing interest rate		9.75%
Washington Mortgage [Member]
Statement [Line Items]
Current portion of mortgage		$ 0	35,856
Mortgage payable		0	942,200
Long-term portion of mortgage		0	906,344
Interest expense related to mortgage		$ 105,920	$ 92,685	$ 187,113
Proceeds from mortgage financing	$ 829,305
Initial draw amount	$ 874,921
Mortgage financing interest rate	12.50%